Employee Benefits, Balances of Pension Plan and Other Benefit Plan Assets Measured at Fair Value (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) strategy manager	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	$ 8,832	$ 9,626
Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	8,768	9,671
Payable upon return of securities loaned		(53)
Net receivables	68	8
Total plan assets	8,836	9,626
Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	568	624
Payable upon return of securities loaned		0
Net receivables	0	0
Total plan assets	568	624	$ 645
Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	2,368	2,716
Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	143	227
Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	5,889	6,382
Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	402	375
Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	511	573
Total plan assets	511	573	658
Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	23	22
Total plan assets	23	22	22
Cash and cash equivalents [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	114	255
Cash and cash equivalents [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	140	160
Cash and cash equivalents [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	5	31
Cash and cash equivalents [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	119	139
Cash and cash equivalents [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	109	224
Cash and cash equivalents [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	21	21
Cash and cash equivalents [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Cash and cash equivalents [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Long duration fixed income [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	$ 3,715	4,190
Investment Strategy and Asset Allocation Textuals [Abstract]
Duration target	10 years
Long duration fixed income [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	$ 0	0
Long duration fixed income [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	446	556
Long duration fixed income [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Long duration fixed income [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	3,253	3,622
Long duration fixed income [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Long duration fixed income [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	16	12
Total plan assets	16	12	1
Long duration fixed income [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Intermediate (core) fixed income [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	503	456
Intermediate (core) fixed income [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	182	176
Intermediate (core) fixed income [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	4	127
Intermediate (core) fixed income [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	61
Intermediate (core) fixed income [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	499	329
Intermediate (core) fixed income [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	182	115
Intermediate (core) fixed income [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Intermediate (core) fixed income [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
High-yield fixed income [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	280	327
High-yield fixed income [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
High-yield fixed income [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	1
High-yield fixed income [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
High-yield fixed income [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	276	321
High-yield fixed income [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
High-yield fixed income [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	4	5
Total plan assets	4	5	0
High-yield fixed income [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
International fixed income [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	301	337
International fixed income [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
International fixed income [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	51	53
International fixed income [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
International fixed income [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	250	284
International fixed income [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
International fixed income [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
International fixed income [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Domestic large-cap stocks [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	$ 1,187	1,208
Investment Strategy and Asset Allocation Textuals [Abstract]
Number of unique investment strategies | strategy	8
Domestic large-cap stocks [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	$ 118	102
Domestic large-cap stocks [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	809	833
Domestic large-cap stocks [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Domestic large-cap stocks [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	378	375
Domestic large-cap stocks [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	118	102
Domestic large-cap stocks [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Domestic large-cap stocks [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Domestic mid-cap stocks [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	351	392
Domestic mid-cap stocks [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	31	47
Domestic mid-cap stocks [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	226	252
Domestic mid-cap stocks [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Domestic mid-cap stocks [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	125	140
Domestic mid-cap stocks [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	31	47
Domestic mid-cap stocks [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Domestic mid-cap stocks [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Domestic small-cap stocks [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	$ 220	255
Investment Strategy and Asset Allocation Textuals [Abstract]
Number of unique investment strategies | strategy	4
Domestic small-cap stocks [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	$ 17	37
Domestic small-cap stocks [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	207	238
Domestic small-cap stocks [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Domestic small-cap stocks [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	13	17
Domestic small-cap stocks [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	17	37
Domestic small-cap stocks [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Domestic small-cap stocks [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Global stocks [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	$ 209	202
Investment Strategy and Asset Allocation Textuals [Abstract]
Number of unique investment strategies | strategy	3
Asset allocation, minimum of target mix range	40.00%
Asset allocation, maximum of target mix range	60.00%
Global stocks [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	$ 0	0
Global stocks [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	48	47
Global stocks [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Global stocks [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	161	155
Global stocks [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Global stocks [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Global stocks [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
International stocks [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	$ 750	733
Investment Strategy and Asset Allocation Textuals [Abstract]
Number of unique investment strategies | strategy	6
International stocks [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	$ 55	78
International stocks [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	463	457
International stocks [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	22	25
International stocks [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	287	276
International stocks [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	33	53
International stocks [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Total plan assets		0	1
International stocks [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Emerging market stocks [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	311	412
Emerging market stocks [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Emerging market stocks [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Emerging market stocks [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Emerging market stocks [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	311	412
Emerging market stocks [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Emerging market stocks [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Emerging market stocks [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Real estate/timber [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	355	387
Real estate/timber [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Real estate/timber [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	109	121
Real estate/timber [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Real estate/timber [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	1	1
Real estate/timber [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Real estate/timber [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	245	265
Total plan assets	245	265	294
Real estate/timber [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Hedge funds [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	$ 231	287
Investment Strategy and Asset Allocation Textuals [Abstract]
Number of hedge fund managers (more than 30) | manager	30
Hedge funds [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	$ 0	0
Hedge funds [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Hedge funds [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Hedge funds [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	160	203
Hedge funds [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Hedge funds [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	71	84
Total plan assets	71	84	152
Hedge funds [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Private equity [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	148	155
Private equity [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Private equity [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Private equity [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Private equity [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Private equity [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Private equity [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	148	155
Total plan assets	148	155	158
Private equity [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Other [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	93	75
Other [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	25	24
Other [Member] | Level 1 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Other [Member] | Level 1 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	2	2
Other [Member] | Level 2 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	66	23
Other [Member] | Level 2 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	0	0
Other [Member] | Level 3 [Member] | Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	27	52
Total plan assets	27	52	52
Other [Member] | Level 3 [Member] | Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan investments	23	22
Total plan assets	$ 23	$ 22	$ 22
Maximum [Member] | Investment Strategy [Member] | Defined Benefit Plan, Total Plan Assets [Member] | Domestic large-cap stocks [Member] | Pension plan assets [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Concentration risk, percentage	2.50%
Maximum [Member] | Investment Strategy [Member] | Defined Benefit Plan, Total Plan Assets [Member] | Domestic small-cap stocks [Member] | Pension plan assets [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Concentration risk, percentage	2.00%
Maximum [Member] | Investment Strategy [Member] | Defined Benefit Plan, Total Plan Assets [Member] | Global stocks [Member] | Pension plan assets [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Concentration risk, percentage	1.50%
Maximum [Member] | Investment Strategy [Member] | Defined Benefit Plan, Total Plan Assets [Member] | International stocks [Member] | Pension plan assets [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Concentration risk, percentage	2.50%
Maximum [Member] | Investment Strategy [Member] | Defined Benefit Plan, Total Plan Assets [Member] | Hedge funds [Member] | Pension plan assets [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Concentration risk, percentage	0.15%